Investments Components of Net Investment Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 936.6	$ 1,042.0	$ 820.5
Investment expenses	(20.0)	(24.6)	(24.3)
Net investment income	916.6	1,017.4	796.2
Available-for-sale Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	818.3	923.7	714.8
Fixed maturities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	789.3	882.0	661.9
Fixed maturities | U.S. government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	166.3	268.6	196.8
Fixed maturities | State and local government obligations
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	62.7	36.5	37.7
Fixed maturities | Corporate debt securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	284.0	268.9	217.9
Fixed maturities | Residential mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	11.8	21.6	27.6
Fixed maturities | Commercial mortgage-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	152.9	150.1	93.9
Fixed maturities | Other asset-backed securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	96.7	117.3	75.7
Fixed maturities | Redeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	14.9	19.0	12.3
Short-term investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	29.0	41.7	52.9
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	118.3	118.3	105.7
Equity securities | Nonredeemable preferred stocks
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	60.6	61.8	45.9
Equity securities | Common equities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Investment income	$ 57.7	$ 56.5	$ 59.8